Investment Strategy - NEOS Long/Short Equity Income ETF	Dec. 05, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective pursuant to an equity long / short strategy whereby the Fund takes both long and short positions in mid- and large cap U.S. exchange-traded equity securities while also employing an options strategy to generate high monthly income. The Fund defines equity securities as common stock, preferred stock, and ETFs that invest primarily in the preceding (collectively, referred to as “equities”).

Long/Short Strategy

The adviser utilizes a proprietary investment process and publicly available information to identify equities with the best expected returns for the long portfolio and equities with the lowest expected returns for the short portfolio.

Long Portfolio

The long portfolio of the Fund will be comprised of equity positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer of equities; however, the Fund generally limits any single position to a range from 3% to 7% of the Fund’s total assets. When taking a long position, the adviser relies on a bottom-up approach to determine whether and when to buy and sell equities. The adviser selects equities that in its view have the best expected returns based on a mixture of factors including quality of management of the issuer, earnings and cash flow of the issuer, shareholder yield or projected yield, balance sheet strength, trading patterns for companies, and certain trends that are expected to impact sectors and/or companies. Generally, after the Fund sells a portfolio security, it will not purchase the same security for the Fund for at least 30 days.

Short Portfolio

The short portfolio of the Fund will be comprised of positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer; however, the Fund generally limits its short positions in a single issuer to a range of 1.5% to 3% of the Fund’s total assets. The Fund generally takes a short position in a company’s equities when such company has the opposite characteristics the adviser considers for long positions—poor cash flow, weak balance sheets, adverse conditions impacting a sector, and other factors that indicate negative performance.

The Fund maintains a short position in a given company until the adviser’s proprietary process indicates a positive or less negative fundamental factor or outlook for the company, the company’s sector, or the market in general has changed or the proprietary process indicates a better opportunity for shorting the equity of another company is available.

Long/Short Mix

The Fund seeks to maintain gross exposure (the market value of the Fund’s long positions plus the market value of the Fund’s short positions) at least at 80% and, under normal circumstances, anticipates exposure will remain fixed at 120% long and 55% short. The adviser rebalances the long/short strategy weekly based on proprietary indicators but may rebalance more frequently to reduce company or industry specific concentration or other risks.

On a day-to-day basis, for investment purposes and to cover its short position, the Fund may hold cash, cash-like instruments, or high-quality short term fixed income securities including U.S Government securities, money market instruments, repurchase agreements, corporate debt securities (e.g., commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality), and/or ETFs that invest in any of the preceding types of instruments.

Options Strategy

The Fund’s option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the long/short strategy. The options strategy utilizes a “put spread” consisting of the sale of exchange listed put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of put options (“Long Puts”). The adviser may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund’s options strategy is designed to seek to generate a positive return in rising and flat equity markets and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equities. For purposes of the 80% test, “equities” also includes options on common or preferred stock and options on an equity index.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equities. For purposes of the 80% test, “equities” also includes options on common or preferred stock and options on an equity index.